OPERATING LEASES	12 Months Ended
Dec. 31, 2024
Operating Leases
OPERATING LEASES

NOTE 6 – OPERATING LEASES

The Company has various warehouse leases with its landlord that expire between 2025 and 2029. The Company’s right-of-use assets and lease liabilities primarily represent lease payments that are fixed at the commencement of a lease and variable lease payments that are dependent on an index or rate. Lease payments are recognized as lease cost on a straight-line basis over the lease term, which is determined as the non-cancelable period, including periods in which termination options are reasonably certain of not being exercised and periods in which renewal options are reasonably certain of being exercised. The discount rate is determined using the Company’s estimated incremental borrowing rate coinciding with the lease term at the commencement of a lease. The estimated incremental borrowing rate for the Company was determined to be in the range of 3.0%-8.50%.

Lease – related assets and liabilities recorded on the Balance Sheets are as follows:

	December 31,
	2024	2023
Assets
Right of use asset – long term	$883,029	$275,208

Total right of use asset	$883,029	$275,208

Liabilities
Right of use liability – current	$279,176	$151,627
Right of use liability – long-term	628,274	132,488

Total lease liabilities	$907,450	$284,115

As of December 31, 2024, maturities of lease liabilities were as follows:

Maturities
2025	$342,065
2026	187,600
2027	185,100
2028	185,100
2029	185,094
Total	1,084,959
Less imputed interest	177,509
Total lease liabilities	$907,450

We recognized lease costs associated with all leases as follows:

	For the Year ended December 31,
	2024	2023
Operating lease expenses:
Fixed rent expense	$425,291	$316,551
Variable rent expense	625	625
Total lease expenses	$425,916	$317,176

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023